POLEN GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.4%
Biotechnology — 1.7%
Regeneron Pharmaceuticals, Inc.*	316,591	$159,511,209

Credit Services — 13.2%
Mastercard, Inc., Class A	1,312,539	415,142,960
PayPal Holdings, Inc.*	1,779,713	417,004,553
Visa, Inc., Class A	2,171,431	419,629,041

		1,251,776,554

Diagnostics & Research — 2.6%
Illumina, Inc.*	581,777	248,092,984

Discount Stores — 0.5%
Dollar General Corp.	242,106	47,116,249

Drug Manufacturers - Specialty & Generic — 4.2%
Zoetis, Inc.	2,614,539	403,292,641

Financial Data & Stock Exchanges — 1.3%
MSCI, Inc.	307,250	121,455,925

Footwear & Accessories — 2.2%
NIKE, Inc., Class B	1,596,539	213,281,645

Healthcare Plans — 2.9%
UnitedHealth Group, Inc.	831,248	277,287,708

Information Technology Services — 6.6%
Accenture PLC, Class A	1,682,467	407,022,417
Gartner, Inc.*	1,461,214	221,973,019

		628,995,436

Internet Content & Information — 17.5%
Alphabet, Inc., Class A*	119,887	219,076,708
Alphabet, Inc., Class C*	380,341	698,207,187
Facebook, Inc., Class A*	2,893,651	747,516,863

		1,664,800,758

	Number of Shares	Value

COMMON STOCKS — (Continued)
Medical Devices — 9.2%
Abbott Laboratories	4,710,560	$582,178,110
Align Technology, Inc.*	562,813	295,690,694

		877,868,804

Medical Instruments & Supplies — 2.0%
Intuitive Surgical, Inc.*	248,105	185,493,222

Restaurants — 3.2%
Starbucks Corp.	3,152,371	305,181,037

Software Application — 13.3%
Autodesk, Inc.*	1,231,756	341,726,067
salesforce.com, Inc.*	2,201,882	496,656,504
ServiceNow, Inc.*	795,346	432,000,133

		1,270,382,704

Software Infrastructure — 15.0%
Adobe, Inc.*	1,354,556	621,429,656
Microsoft Corp.	3,454,335	801,267,547

		1,422,697,203

TOTAL COMMON STOCKS (Cost $5,502,614,838)		9,077,234,079

TOTAL INVESTMENTS - 95.4% (Cost $5,502,614,838)		9,077,234,079
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		440,284,406

NET ASSETS - 100.0%		$9,517,518,485

*	Non-income producing.

PLC	Public Limited Corporation

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.5%
Australia — 2.4%
CSL, Ltd.	62,637	$12,986,001

China — 12.8%
Alibaba Group Holding, Ltd., SP ADR*	138,819	35,236,427
Tencent Holdings, Ltd.	392,420	34,965,920

		70,202,347

Denmark — 1.1%
Coloplast A/S, Class B	41,511	6,196,261

France — 2.3%
LVMH Moet Hennessy Louis Vuitton SE	20,374	12,318,029

Germany — 7.9%
adidas AG*	30,939	9,810,107
SAP SE	163,768	20,780,206
Siemens Healthineers AG	230,180	12,908,831

		43,499,144

Ireland — 3.6%
Accenture PLC, Class A	81,506	19,717,932

Spain — 1.7%
Industria De Diseno Textil SA	319,232	9,467,851

Switzerland — 3.3%
Nestle SA, Registered Shares	159,241	17,850,372

United States — 62.4%
Abbott Laboratories	276,972	34,230,969
Adobe, Inc.*	66,416	30,469,668
Align Technology, Inc.*	35,475	18,637,856
Alphabet, Inc., Class C*	18,872	34,644,085

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Autodesk, Inc.*	83,773	$23,241,143
Automatic Data Processing, Inc.	48,530	8,013,274
Estee Lauder Cos, Inc. (The), Class A	34,715	8,215,305
Facebook, Inc., Class A*	89,808	23,200,101
Mastercard, Inc., Class A	70,937	22,436,664
Microsoft Corp.	198,485	46,040,581
NIKE, Inc., Class B	92,830	12,401,160
PayPal Holdings, Inc.*	115,466	27,054,838
Starbucks Corp.	186,408	18,046,158
Visa, Inc., Class A	104,149	20,126,794
Zoetis, Inc.	96,601	14,900,704

		341,659,300

TOTAL COMMON STOCKS (Cost $406,318,001)		533,897,237

TOTAL INVESTMENTS - 97.5% (Cost $406,318,001)		533,897,237
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%		13,792,547

NET ASSETS - 100.0%		$547,689,784

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.5%
Australia — 4.6%
CSL, Ltd.	91,882	$19,049,120

China — 22.1%
Alibaba Group Holding, Ltd., SP ADR*	135,169	34,309,947
New Oriental Education & Technology Group, Inc., SP ADR*	123,685	20,717,238
Tencent Holdings, Ltd.	401,250	35,752,703

		90,779,888

Denmark — 0.9%
Coloplast A/S, Class B	23,850	3,560,040

France — 5.3%
Dassault Systemes SE	44,178	8,818,968
LVMH Moet Hennessy Louis Vuitton SE	21,207	12,821,657

		21,640,625

Germany — 13.6%
adidas AG*	57,428	18,209,212
SAP SE	157,257	19,954,038
Siemens Healthineers AG	318,932	17,886,171

		56,049,421

Ireland — 20.3%
Accenture PLC, Class A	78,630	19,022,170
Experian PLC	409,927	14,328,026
ICON PLC*	144,002	29,349,048
Medtronic PLC	187,294	20,851,441

		83,550,685

Israel — 2.4%
Check Point Software Technologies, Ltd.*	78,628	10,043,941

Mexico — 1.7%
Wal-Mart de Mexico SAB de CV	2,516,472	7,165,543

	Number of Shares	Value

COMMON STOCKS — (Continued)
Spain — 4.1%
Amadeus IT Group SA	96,295	$6,147,790
Industria De Diseno Textil SA	363,107	10,769,106

		16,916,896

Switzerland — 5.2%
Nestle SA, Registered Shares	90,994	10,200,117
Temenos AG, Registered Shares	88,343	11,155,247

		21,355,364

United Kingdom — 10.0%
Bunzl PLC	385,189	12,364,450
Sage Group PLC (The)	1,992,214	16,041,376
Unilever PLC	217,332	12,660,715

		41,066,541

United States — 4.3%
Aon PLC, Class A	86,581	17,584,601

TOTAL COMMON STOCKS (Cost $325,428,016)		388,762,665

TOTAL INVESTMENTS - 94.5% (Cost $325,428,016)		388,762,665
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%		22,587,277

NET ASSETS - 100.0%		$411,349,942

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.7%
Building Products & Equipment — 3.7%
Trex Co., Inc.*	43,482	$3,990,343

Capital Markets — 2.6%
Houlihan Lokey, Inc.	44,044	2,856,254

Consulting Services — 3.7%
Exponent, Inc.	48,659	4,018,260

Diagnostics & Research — 3.6%
Medpace Holdings, Inc.*	29,175	3,874,148

Health Information Services — 3.6%
Simulations Plus, Inc.	49,885	3,947,899

Home Improvement Retail — 4.5%
Floor & Decor Holdings, Inc., Class A*	52,990	4,878,789

Household & Personal Products — 3.2%
Helen of Troy Ltd.*	14,113	3,447,100

Insurance - Diversified — 3.9%
Goosehead Insurance, Inc., Class A	32,189	4,300,451

Internet Retail — 10.1%
Etsy, Inc.*	27,204	5,416,044
Revolve Group, Inc.*	150,208	5,581,729

		10,997,773

Leisure — 3.5%
YETI Holdings, Inc.*	58,545	3,853,432

Medical Care Facilities — 2.9%
AMN Healthcare Services, Inc.*	43,666	3,149,192

Mortgage Finance — 1.8%
LendingTree, Inc.*	6,117	1,991,206

Recreational Vehicles — 7.4%
Fox Factory Holding Corp.*	43,952	5,258,417

	Number of Shares	Value

COMMON STOCKS — (Continued)
Recreational Vehicles — (Continued)
Malibu Boats, Inc., Class A*	40,093	$2,810,920

		8,069,337

Restaurants — 4.5%
Wingstop, Inc.	32,751	4,914,288

Software Application — 16.7%
Alarm.com Holdings, Inc.*	49,415	4,591,642
Appfolio, Inc., Class A*	27,766	4,242,923
Envestnet, Inc.*	26,642	2,044,241
Globant SA*	23,059	4,427,328
Paylocity Holding Corp.*	15,808	2,963,368

		18,269,502

Software Infrastructure — 16.6%
Altair Engineering, Inc., Class A*	45,740	2,558,238
Blackline, Inc.*	46,679	6,050,532
Endava PLC, SP ADR*	38,591	3,051,004
Euronet Worldwide, Inc.*	18,728	2,340,251
Qualys, Inc.*	29,737	4,117,682

		18,117,707

Specialty Chemicals — 4.4%
WD-40 Co.	15,808	4,812,113

TOTAL COMMON STOCKS (Cost $74,691,236)		105,487,794

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

Value

TOTAL INVESTMENTS - 96.7% (Cost $74,691,236)	$105,487,794

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%	3,636,118

NET ASSETS - 100.0%	$109,123,912

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.4%
Argentina — 4.0%
Globant SA*	5,642	$1,083,264

Australia — 6.5%
Cochlear, Ltd.	5,270	792,393
Technology One, Ltd.	147,632	969,514

		1,761,907

Canada — 9.0%
Altus Group, Ltd.	21,838	835,949
Kinaxis, Inc.*	6,890	956,437
TMX Group, Ltd.	6,869	662,539

		2,454,925

Denmark — 8.2%
Netcompany Group A/S*	17,990	1,678,270
SimCorp A/S	4,219	546,083

		2,224,353

Germany — 13.6%
CompuGroup Medical SE & Co. KGaA	17,505	1,726,988
CTS Eventim AG & Co. KGaA*	21,560	1,272,021
Scout24 AG	9,078	700,928

		3,699,937

Italy — 3.3%
Amplifon SpA*	22,617	896,506

Japan — 10.7%
Benefit One, Inc.	16,200	459,196
Kakaku.com, Inc.	47,000	1,361,238
Smaregi, Inc.*	24,215	1,109,666

		2,930,100

Jersey — 2.6%
Sanne Group PLC	95,475	721,865

Mexico — 3.6%
Bolsa Mexicana de Valores SAB de CV	441,558	990,431

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — 6.2%
Douzone Bizon Co. Ltd.	12,400	$1,104,713
Koh Young Technology, Inc.*	6,155	589,349

		1,694,062

Sweden — 6.6%
Cellavision AB*	14,260	505,806
Thule Group AB (The)*	22,365	829,337
Vitrolife AB*	17,180	454,057

		1,789,200

Switzerland — 3.2%
Tecan Group AG	1,800	870,906

Taiwan — 2.5%
Poya International Co., Ltd.	32,900	679,803

United Kingdom — 17.4%
Auto Trader Group PLC	120,440	928,541
Endava PLC, SP ADR*	16,257	1,285,278
GB Group PLC	81,858	960,070
HomeServe PLC	74,704	1,064,960
Rightmove PLC*	59,810	489,593

		4,728,442

TOTAL COMMON STOCKS (Cost $22,685,146)		26,525,701

TOTAL INVESTMENTS - 97.4% (Cost $22,685,146)		26,525,701
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		709,849

NET ASSETS - 100.0%		$27,235,550

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments

January 31, 2021

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.9%
Argentina — 2.5%
MercadoLibre, Inc.*	271	$482,247

Brazil — 3.9%
Raia Drogasil SA	166,400	757,276

Cambodia — 2.4%
NagaCorp, Ltd.	400,000	454,141

China — 29.9%
Alibaba Group Holding, Ltd.*	31,400	996,464
ANTA Sports Products, Ltd.	25,000	411,713
Autohome, Inc., ADR	6,840	753,973
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	57,574	392,884
NetEase, Inc.	44,600	1,016,170
Ping An Healthcare and Technology Co., Ltd.*	47,000	581,513
Tencent Music Entertainment Group, ADR*	21,754	578,657
Tingyi Cayman Islands Holding Corp.	350,000	695,465
Zhejiang Supor Co., Ltd., Class A	26,805	329,830

		5,756,669

Hong Kong — 2.3%
Vitasoy International Holdings, Ltd.	100,000	435,208

India — 13.5%
Bajaj Auto, Ltd.	4,340	238,022
Britannia Industries, Ltd.	8,390	401,719
Colgate-Palmolive India, Ltd.	38,560	845,936
HDFC Bank, Ltd.*	21,510	410,488

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Titan Co., Ltd.	16,670	$323,843
United Spirits, Ltd.*	46,960	371,709

		2,591,717

Mexico — 2.8%
Fomento Economico Mexicano SAB de CV	79,900	544,126

Netherlands — 7.1%
Prosus NV*	11,700	1,366,921

Philippines — 1.6%
Universal Robina Corp.	111,100	311,751

Russia — 10.0%
Mail.Ru Group, Ltd., GDR*	26,280	684,623
Yandex NV, Class A*	19,913	1,247,350

		1,931,973

South Africa — 3.0%
Discovery, Ltd.	22,550	191,148
Mr Price Group, Ltd.	33,740	383,382

		574,530

Taiwan — 3.0%
President Chain Store Corp.	61,000	581,235

Thailand — 1.2%
Home Product Center PCL	521,000	237,582

Vietnam — 4.7%
Phu Nhuan Jewelry JSC	162,300	582,083
Vietnam Dairy Products JSC	74,400	330,770

		912,853

TOTAL COMMON STOCKS (Cost $16,538,801)		16,938,229

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL EMERGING MARKETS GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

Value

TOTAL INVESTMENTS - 87.9% (Cost $16,538,801)	$16,938,229
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.1%	2,335,637

NET ASSETS - 100.0%	$19,273,866

*	Non-income producing.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2021

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen International Small Company Growth Fund and Polen Global Emerging Markets Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$9,077,234,079	$9,077,234,079	$—	$—

Polen Global Growth Fund
Australia	$12,986,001	$—	$12,986,001	$—
China	70,202,347	35,236,427	34,965,920	—
Denmark	6,196,261	—	6,196,261	—
France	12,318,029	—	12,318,029	—
Germany	43,499,144	—	43,499,144	—
Ireland	19,717,932	19,717,932	—	—
Spain	9,467,851	—	9,467,851	—
Switzerland	17,850,372	—	17,850,372	—
United States	341,659,300	341,659,300	—	—

Total	$533,897,237	$396,613,659	$137,283,578	$—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

Funds	Total Value at 01/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Polen International Growth Fund
Australia	$19,049,120	$—	$19,049,120	$—
China	90,779,888	55,027,185	35,752,703	—
Denmark	3,560,040	—	3,560,040	—
France	21,640,625	—	21,640,625	—
Germany	56,049,421	—	56,049,421	—
Ireland	83,550,685	69,222,659	14,328,026	—
Israel	10,043,941	10,043,941	—	—
Mexico	7,165,543	7,165,543	—	—
Spain	16,916,896	—	16,916,896	—
Switzerland	21,355,364	—	21,355,364	—
United Kingdom	41,066,541	—	41,066,541	—
United States	17,584,601	17,584,601	—	—

Total	$388,762,665	$159,043,929	$229,718,736	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$105,487,794	$105,487,794	$—	$—

Polen International Small Company Growth Fund
Argentina	$1,083,264	$1,083,264	$—	$—
Australia	1,761,907	—	1,761,907	—
Canada	2,454,925	2,454,925	—	—
Denmark	2,224,353	—	2,224,353	—
Germany	3,699,937	—	3,699,937	—
Italy	896,506	—	896,506	—
Japan	2,930,100	1,109,666	1,820,434	—
Jersey	721,865	—	721,865	—
Mexico	990,431	990,431	—	—
South Korea	1,694,062	—	1,694,062	—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2021

(Unaudited)

Funds	Total Value at 01/31/21	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sweden	$1,789,200	$505,806	$1,283,394	$—
Switzerland	870,906	—	870,906	—
Taiwan	679,803	—	679,803	—
United Kingdom	4,728,442	2,245,348	2,483,094	—

Total	$26,525,701	$8,389,440	$18,136,261	$—

Polen Global Emerging Markets Growth Fund
Argentina	$482,247	$482,247	$—	$—
Brazil	757,276	757,276	—	—
Cambodia	454,141	—	454,141	—
China	5,756,669	1,332,630	4,424,039	—
Hong Kong	435,208	—	435,208	—
India	2,591,717	—	2,591,717	—
Mexico	544,126	544,126	—	—
Netherlands	1,366,921	—	1,366,921	—
Philippines	311,751	—	311,751	—
Russia	1,931,973	1,247,350	684,623	—
South Africa	574,530	—	574,530	—
Taiwan	581,235	—	581,235	—
Thailand	237,582	—	237,582	—
Vietnam	912,853	—	912,853	—

Total	$16,938,229	$4,363,629	$12,574,600	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2021

(Unaudited)

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.